FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE OF ASSETS AND LIABILITIES [Abstract]
Schedule of Fair Value Hierarchy
December 31, 2015	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets
Cash and cash equivalents	130,641	-	-	130,641
Loans at fair value	-	-	34,164	34,164
Total Assets	130,641	-	34,164	164,805
Liabilities
Payable to the Fund at fair value	-	-	39,049	39,049
Total Liabilities	-	-	39,049	39,049

December 31, 2014	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
Assets
Cash and cash equivalents	222	-	-	222
Total Assets	222	-	-	222

Summary of Unobservable Inputs
Financial Instrument	Unobservable Input	December 31, 2015
		Range of Inputs
		Weighted- Average
Loans and payable to the Fund	Discount rates	12.0%
	Net cumulative expected loss rates (1)	7.9%
	Cumulative prepayment rates (2)	7.4%

(1) Expressed as a percentage of the loan volume.

(2) Expressed as a percentage of remaining principle of loans.

Schedule of Additional Information
	Loans	Payable to fund
Balance at December 31, 2014	-	-
Purchases of loans	39,383	-
Initial contribution	-	39,792
Principal payments	(1,659)	-
Interest and penalties received	-	719
Deductibles expenses associated with Trust operating	-	(114)
Change in fair value of loans	(2,505)	(142)
Exchange difference	(1,055)	(1,206)
Balance at December 31, 2015	34,164	39,049